Business segment information (Tables)	12 Months Ended
Mar. 31, 2025
Reportable Segment Information Derived from Internal Management Reporting Systems, on Basis of Japanese GAAP
The reportable segment information, set forth below, is derived from the internal management reporting systems used by the CODM to assess the performance of the Group’s operating segments. The CODM assesses the performance of each of the operating segments in accordance with internal managerial accounting rules and practices. The CODM’s review of the reported measures of reportable segments includes evaluation of segment profitability and assessment of actual results compared to the budget. These measures are regularly provided to the CODM and are a component of a multifaceted decision-making process regarding segment performance as well as resource and capital allocation. In addition, the format and information are presented primarily on the basis of Japanese GAAP. Therefore, they are not consistent with the consolidated financial statements prepared in accordance with U.S. GAAP. A reconciliation is provided for the total amount of all business segments’ “Net business profits (losses) + Net gains (losses) related to ETFs and others” with income before income tax expense under U.S. GAAP, and the total amount of all business segments’ “Fixed assets” with the total amount of Premises and equipment-net,
Goodwill, Intangible assets, and
right-of-use
assets related to operating leases included in Other assets reported under U.S. GAAP. “Fixed assets” pertaining to MHBK, MHTB, and MHSC have been allocated to each segment.
As background, effective as of April 1, 2023, MHFG partially restructured its in-house
company system. CIBC was newly established through the integration of a former in-house
company named the Corporate & Institutional Company and the investment banking functions of a former unit named the Global Products Unit. With the new establishment of CIBC above, a former in-house
company named the Global Corporate Company changed its name to GCIBC. Following such partial restructuring of its in-house
company system and the associated changes in allocation method for transactions between each segment and “Others” (as such term is used in the tables, including the notes thereto) made in April 2023, the figures for the fiscal year ended March 31, 2023 have been reclassified as shown in the following subsection to reflect such partial restructuring and associated changes.

	MHFG (Consolidated)

2023 (1)	RBC	CIBC	GCIBC	GMC	AMC	Others (6)	Total
	(in billions of yen)
Gross profits + Net gains (losses) related to ETFs and others (2)	706.5	508.7	693.6	325.5	54.7	(9.0)	2,280.2
General and administrative expenses (3)	606.1	202.3	337.3	260.3	35.0	32.3	1,473.5
Equity in earnings (losses) of equity method investees—net	(18.3)	6.3	21.9	—	(0.2)	2.1	11.8
Amortization of goodwill and others	2.0	—	0.7	0.7	6.8	0.9	11.4

Net business profits (losses) (4) + Net gains (losses) related to ETFs and others	80.0	312.6	377.5	64.3	12.6	(40.1)	807.1

Fixed assets (5)	483.3	152.8	177.7	87.3	—	777.3	1,678.5

	MHFG (Consolidated)

2024 (1)	RBC	CIBC	GCIBC	GMC	AMC	Others (6)	Total
	(in billions of yen)
Gross profits + Net gains (losses) related to ETFs and others (2)	749.2	556.3	738.9	443.3	57.2	127.1	2,672.2
General and administrative expenses (3)	651.4	218.0	380.7	315.0	36.1	80.5	1,681.9
Equity in earnings (losses) of equity method investees—net	6.9	7.6	23.7	—	(13.4)	1.3	26.2
Amortization of goodwill and others	—	0.8	2.5	—	6.4	0.8	10.7

Net business profits (losses) (4) + Net gains (losses) related to ETFs and others	104.7	345.0	379.3	128.3	1.1	47.1	1,005.8

Fixed assets (5)	533.8	157.1	197.9	90.3	—	885.4	1,864.6

	MHFG (Consolidated)

2025 (1)	RBC	CIBC	GCIBC	GMC	AMC	Others (6)	Total
	(in billions of yen)
Gross profits + Net gains (losses) related to ETFs and others (2)	832.1	636.7	792.2	499.1	59.7	145.6	2,965.6
General and administrative expenses (3)	702.1	239.5	453.0	345.6	38.3	75.8	1,854.5
Equity in earnings (losses) of equity method investees—net	10.4	9.6	25.0	—	(3.3)	4.9	46.7
Amortization of goodwill and others	—	0.8	5.8	—	6.1	0.7	13.6

Net business profits (losses) (4) + Net gains (losses) related to ETFs and others	140.4	406.0	358.3	153.5	11.8	73.9	1,144.2

Fixed assets (5)	603.7	171.7	224.4	101.2	—	830.3	1,931.4

Notes:
(1)
Income and expenses of foreign branches of MHBK and foreign subsidiaries with functional currencies other than Japanese Yen have been translated for purposes of segment reporting using the budgeted foreign currency rates. Prior period comparative amounts for such foreign currency income and expenses have been translated using current period budgeted foreign currency rates.

(2)
“Gross profits + Net gains (losses) related to ETFs and others” is reported instead of sales reported by general corporations. Gross profits is defined as the sum of net interest income, fiduciary income, net fee and commission income, net trading income and net other operating income. Net gains (losses) related to ETFs and others consist of net gains (losses) on ETFs held by MHBK and MHTB on their non-consolidated
basis and net gains (losses) on operating investment securities of MHSC on its consolidated basis. For the fiscal years ended March 31, 2023, 2024 and 2025, net gains (losses) related to ETFs and others amounted to ¥1.8 billion, ¥(31.0) billion and ¥45.2 billion, respectively, of which ¥(0.2) billion, ¥(37.0) billion and ¥37.0 billion are included in GMC, respectively.

(3)
“General and administrative expenses” excludes
non-allocated
gains (losses), net, which primarily includes personnel expenses, depreciation expenses, and occupancy expenses. When the CODM assesses segment performance and decides how to allocate resources, these expenses are regularly provided to the CODM in an aggregated form as “General and administrative expenses” and may be used, for example, to evaluate the expense ratio against segment profits and to compare them with the budgeted expense information.

(4)
Net business profits (losses) is used in Japan as a measure of the profitability of core banking operations, and is defined as gross profits (as defined above) less general and administrative expenses (excluding non-allocated
gains (losses), net) plus equity in earnings (losses) of equity method investees—net less amortization of goodwill and others. Measurement of net business profits (losses) is required for regulatory reporting to the Financial Services Agency of Japan.
(5)
“Fixed assets” is presented based on Japanese GAAP and corresponds to the total amount of the following U.S. GAAP accounts: Premises and equipment-net;
Goodwill; Intangible assets; and
right-of-use
assets related to operating leases included in Other assets. The above table does not include other asset amounts because “Fixed assets” is the only balance sheet metric that management uses when evaluating and making decisions pertaining to the operating segments. “Others” in “Fixed assets” includes assets of headquarters that have not been allocated to each segment, “Fixed assets” pertaining to consolidated subsidiaries that are not subject to allocation, consolidating adjustments, and others. Certain “Fixed assets” expenses have been allocated to each segment using reasonable allocation criteria.

(6)	“Others” includes the following items:
•	profits and expenses pertaining to consolidated subsidiaries that are not subject to allocation;
•	consolidating adjustments, including elimination of internal transaction between each segment;
•	equity in earnings (losses) of equity method investees—net that are not subject to allocation; and
•	profits and losses pertaining to derivative transactions that reflect the counterparty risk of the individual parties and other factors in determining fair market value.

Reconciliation of Total Net Business Profits under Internal Management Reporting Systems to Income Before Income Tax Expense on Consolidated Statements of Income	A reconciliation of “Net business profits (losses) + Net gains (losses) related to ETFs and others” for the fiscal years ended March 31, 2023, 2024 and 2025 presented above to income before income tax expense shown on the consolidated statements of income and a reconciliation of “Fixed assets” at March 31, 2023, 2024 and 2025 to the total amount of Premises and equipment-net,
Goodwill, Intangible assets, and
right-of-use
assets related to operating leases included in Other assets are as follows:

	2023	2024	2025

	(in billions of yen)
Net business profits (losses) + Net gains (losses) related to ETFs and others	807.1	1,005.8	1,144.2

Adjustment to reconcile management reporting to Japanese GAAP:
General and administrative expenses: non-allocated gains (losses), net	39.7	28.6	27.5
Expenses related to portfolio problems (including reversal of (provision for) general reserve for losses on loans)	(96.7)	(114.0)	(62.1)
Gains on reversal of reserves for possible losses on loans, and others	7.4	7.6	10.5
Net gains (losses) related to stocks—Net gains (losses) related to ETFs and others	84.6	54.7	95.9
Net extraordinary gains (losses)	(10.6)	40.9	21.9
Others	(52.5)	(68.8)	(47.9)

Income before income tax expense under Japanese GAAP	779.0	955.0	1,190.0
Adjustment to reconcile Japanese GAAP to U.S. GAAP:
Derivative financial instruments and hedging activities	(373.2)	50.5	(243.2)
Investments	(210.5)	571.7	(147.4)
Loans	(30.3)	(8.8)	(9.1)
Allowances for credit losses	(9.8)	25.3	(73.5)
Premises and equipment	(29.3)	(55.1)	(29.9)
Land revaluation	5.6	4.9	39.0
Business combinations	8.9	10.8	7.4
Pension liabilities	(71.6)	(60.4)	(20.7)
Consolidation of variable interest entities	0.8	211.2	24.5
Foreign currency translation	(5.2)	(83.2)	10.5
Others	4.8	0.9	11.5

Income before income tax expense under U.S. GAAP	69.2	1,623.1	759.3

Reconciliation of Assets from Segment to Consolidated

	2023	2024	2025

	(in billions of yen)
Fixed assets	1,678.5	1,864.6	1,931.4

U.S. GAAP adjustments (Note)	662.6	582.2	555.6

Premises and equipment-net, Goodwill, Intangible assets, and right-of-use assets related to operating leases included in Other assets	2,341.2	2,446.9	2,487.1

Note:
The U.S. GAAP adjustments are primarily comprised of GAAP differences mainly from right-of-use
assets related to operating leases not recognized under Japanese GAAP; internally developed software, which was impaired under Japanese GAAP; land, which was revalued under Japanese GAAP; and the consolidation of certain variable interest entities, which are not consolidated under Japanese GAAP.